Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2007-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9-26-2009	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		10/16/2009
2	Payment Date		10/20/2009
3	Collection Period	8/30/2009	9/26/2009	28
4	Monthly Interest Period - Actual/360	9/21/2009	10/19/2009	29
5	Monthly Interest - 30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	325,000,000.00	—	—	—	—
7	Class A-2 Notes	387,000,000.00	—	—	—	—
8	Class A-3 Notes	203,000,000.00	—	—	—	—
9	Class A-4 Notes	283,571,000.00	193,471,732.16	13,263,950.32	180,207,781.84	0.6354944

10	Total Securities	$1,198,571,000.00	$193,471,732.16	$13,263,950.32	$180,207,781.84

11	Overcollateralization	24,461,105.57	24,461,105.57		24,461,105.57
12	Adjusted Pool Balance	1,223,032,105.57	217,932,837.73	13,263,950.32	204,668,887.41
13	YSOC	$52,725,977.16	$7,363,337.58		$6,813,382.33

14	Net Pool Balance	$1,275,758,082.73	$225,296,175.31	$13,263,950.32	$211,482,269.74

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	5.3172%	—	—	—	—
16	Class A-2 Notes	5.2900%	—	—	—	—
17	Class A-3 Notes	5.2000%	—	—	—	—
18	Class A-4 Notes	0.2463%	38,378.61	0.1983681	13,302,328.93	68.7559303

	Total Securities		38,378.61		13,302,328.93

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received					9,172,607.60
20	Scheduled Interest Payments Received					1,045,459.66
21	Prepayments of Principal Received					123,661.08
22	Liquidation Proceeds					3,904,576.20
23	Recoveries Received					376,733.46
24	Other Payments Received to Reduce Principal					—

25	Subtotal: Total Collections					14,623,038.00

26	Repurchased Receivables					—
27	Net Swap Receipt Class A-4 Notes					—
28	Swap Replacements Proceeds
29	Reserve Account Excess Amount (Item 93)					1,633.52

30	Total Available Funds, prior to Servicer Advances					14,624,671.52

31	Servicer Advance (Item 76)					—

32	Total Available Funds + Servicer Advance					14,624,671.52

33	Reserve Account Draw Amount (Item 79)					—

34	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					14,624,671.52

D.	DISTRIBUTIONS

	Distribution Summary:
35	Prior Advance Reimbursement (Item 82)					—
36	Servicing Fees (Item 46)					187,746.81
37	Net Swap Payment Class A-4 Notes					791,453.89
38	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)					—
39	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)					38,378.61
40	Principal Distribution Amount (Item 80)					13,263,950.32
41	Amount Paid to Reserve Account to Reach Specified Balance					—
42	Subordinated Swap Termination Payments					—
43	Other Amounts Paid to Trustees					—
44	Certificateholders Principal Distribution Amount					—

45	Remaining Funds to Seller					343,141.88

Volkswagen Auto Loan Enhanced Trust 2007-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9-26-2009	PAGE 2

	Distribution Detail:	Due	Shortfall	Paid

46	Servicing Fees	187,746.81	—	187,746.81

	Pro rata:
47	Class A-1 Interest	—	—	—
48	Class A-2 Interest	—	—	—
49	Class A-3 Interest	—	—	—
50	Class A-4 Interest	38,378.61	—	38,378.61
51	Class A-1 Interest Carryover Shortfall	—	—	—
52	Class A-2 Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	38,378.61	—	38,378.61

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			217,932,837.73
57	Beginning Net Pool Balance		225,296,175.31
58	Receipts of Scheduled Principal		(9,172,607.60)
59	Receipts of Prepaid Principal		(123,661.08)
60	Liquidation Proceeds		(3,904,576.20)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(613,060.69)

64	Ending Net Pool Balance		211,482,269.74
65	Yield Supplement Overcollateralization Amount		6,813,382.33

66	Adjusted Pool Balance		204,668,887.41
67	Less: Adjusted Pool Balance - End of Collection Period			204,668,887.41

68	Calculated Principal Distribution Amount			13,263,950.32

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 30)			14,624,671.52
70	Less: Prior Advance Reimbursement (Item 35)			—
71	Less: Servicing Fees Paid (Item 36)			187,746.81
72	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)			829,832.50
73	Less: Calculated Principal Distribution (Item 68)			13,263,950.32

74	Equals: Remaining Available Funds before Servicer Advance			343,141.88
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			343,141.88
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			13,263,950.32

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
85	Specified Reserve Account Balance, If reduction trigger (Item 110) = yes then $3,057,580.26, else $9,172,740.79			9,172,740.79
86	Initial Reserve Account Balance			3,057,580.26
87	Beginning Reserve Account Balance			9,172,740.79
88	Plus: Net Investment Income for the Collection Period			1,633.52

89	Subtotal: Reserve Fund Available for Distribution			9,174,374.31
90	Plus: Deposit of Excess Available Funds (Item 41)			—
91	Less: Reserve Account Draw Amount (Item 79)			—

92	Subtotal Reserve Account Balance			9,174,374.31
93	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)			1,633.52

94	Equals: Ending Reserve Account Balance			9,172,740.79

95	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

Volkswagen Auto Loan Enhanced Trust 2007-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9-26-2009	PAGE 3

G.	POOL STATISTICS
	Collateral Pool Balance Data:		Initial	Current
96	Net Pool Balance		1,275,758,083	211,482,270
97	Number of Current Contracts		96,284	27,073
98	Weighted Average Loan Rate		5.26%	6.07%
99	Average Remaining Term		46.5	27.2
100	Average Original Term		60.6	65.3
101	Monthly Prepayment Rate			1.01%

				Outstanding
	Net Credit Loss and Repossession Activity:		Units	Principal Balance
102	Aggregate Outstanding Principal Balance of Charged Off Receivables		52	613,061
103	Liquidation Proceeds on Related Vehicles			—
104	Recoveries Received on Receivables Previously Charged Off			376,733

105	Net Principal Losses for Current Collection Period		52	236,327

106	Beginning Net Principal Losses		1,978	16,827,191
107	Net Principal Losses for Current Collection Period		52	236,327

108	Cumulative Net Principal Losses		2,030	17,063,518

109	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,275,758,082.73)			1.34%
110	Reduction Trigger met? August 2008 payment date Cumulative Net Loss Ratio < ..60% or February 2009 payment date Cumulative Net Loss Ratio < .80%			N/A

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
111	Current	96.92%	26,415	204,961,897.00
112	31 - 60 Days Delinquent	2.64%	562	5,574,915.87
113	61 - 90 Days Delinquent	0.45%	96	945,456.87

114	Total	100.00%	27,073	211,482,269.74

	Summary of Swap Payments and Receipts
	Receipts:
115	Net Swap Receipt Class A-4 Notes			—
116	Swap Replacements Proceeds			—

117	Total Receipts			—

	Payments
118	Net Swap Payment Class A-4 Notes			791,453.89

119	Senior Swap Termination Payment			—
120	Subordinated Swap Termination Payments			—

121	Swap Termination Payment			—

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month